Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited)

Corporate Bonds — 2.2%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,453	$ 3,296,525
		$ 3,296,525
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,619,927
		$ 4,619,927
Other Revenue — 0.3%
Nature Conservancy, Series A, 0.944%, 7/1/26	$1,285	$ 1,273,809
		$ 1,273,809
Total Corporate Bonds (identified cost $9,703,300)		$9,190,261

Tax-Exempt Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000's omitted)	Value
Housing — 3.2%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,849	$ 2,867,487
Series 2022-2, Class A, 4.00%, 10/20/36	2,856	2,815,712
Series 2024-2, Class A, 3.625%, 8/20/39	1,479	1,390,785
Series 2024-3, Class A, 4.164%, 10/1/51(1)	2,473	2,371,044
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 3.812%, 3/1/50(1)	3,956	3,812,850
Total Tax-Exempt Mortgage-Backed Securities (identified cost $12,943,416)		$ 13,257,878

Tax-Exempt Municipal Obligations — 85.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Indianapolis Local Public Improvement Bond Bank, IN:
5.00%, 2/1/53	$2,895	$ 2,973,679
Green Bonds, 5.00%, 1/1/52	1,875	1,919,080
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,355	1,235,347
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	1,880	1,973,251
Oklahoma Water Resources Board, 4.00%, 10/1/44	1,215	1,187,089
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Rhode Island Infrastructure Bank, State Revolving Fund:
Green Bonds, 5.00%, 10/1/45	$315	$ 335,187
Green Bonds, 5.00%, 10/1/46	475	501,999
		$ 10,125,632
Education — 5.1%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/42	$870	$ 919,548
5.00%, 11/1/43	750	789,940
Arizona State University:
Green Bonds, 5.00%, 7/1/42	2,000	2,012,035
Green Bonds, 5.00%, 7/1/43	1,600	1,656,040
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/26	120	119,878
4.00%, 6/15/27	80	80,411
4.00%, 6/15/30	100	98,756
4.00%, 6/15/31	100	97,992
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(2)	500	519,305
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/41	120	129,172
5.00%, 7/1/42	60	64,139
Connecticut State Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/52	1,000	891,679
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,002,773
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	250	248,900
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	472,475
Navajo County Unified School District No. 27, AZ, 5.50%, 7/1/35	1,045	1,185,726
New York Dormitory Authority:
Sustainability Bonds, 5.00%, 7/1/41	225	244,372
Sustainability Bonds, 5.00%, 7/1/42	250	270,245
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,110,427
Pennsylvania Higher Educational Facilities Authority:
Escrowed to Maturity, 4.00%, 6/15/36	235	244,398
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,046
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	883,109
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	680	668,026
University of California, 5.25%, 5/15/40	380	449,446
University of South Carolina, 5.00%, 5/1/46	1,405	1,464,042
University of Texas System, 5.00%, 8/15/38	735	843,026

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University System of Maryland, 4.375%, 4/1/51	$2,245	$ 2,193,017
		$ 21,678,923
Electric Utilities — 4.2%
American Municipal Power, Inc., OH, (Greenup Hydroelectric):
5.00%, 2/15/42	$500	$ 535,176
5.00%, 2/15/43	1,000	1,069,792
5.00%, 2/15/44	1,500	1,590,141
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	2,000	2,020,321
4.00%, 9/1/40	2,000	2,011,556
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,631,950
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,035	1,035,080
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,151,723
Tacoma, WA, Electric System Revenue:
Green Bonds, 5.00%, 1/1/44	830	889,750
Green Bonds, 5.00%, 1/1/49	3,000	3,100,639
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,100,561
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	680,268
		$17,816,957
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$10	$10,244
		$10,244
General Obligations — 14.9%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,273,378
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/46	2,000	2,196,469
Athens Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	3,510	3,726,699
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,831,465
California, 4.00%, 9/1/32	1,000	1,003,302
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/42	2,070	2,263,852
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,264
Chicago Board of Education, IL:
5.00%, 12/1/34	2,160	2,160,904
5.25%, 12/1/36	4,000	4,119,527
5.25%, 12/1/39	2,000	1,924,650
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	2,150	2,280,783
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	653,190
Social Bonds, 5.25%, 5/1/32	600	659,298
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT, Green Bonds, 4.125%, 4/1/42	$1,000	$ 1,004,727
Hawaii, 4.00%, 10/1/34	2,000	2,004,937
Howell Public Schools, MI, 5.00%, 5/1/41	250	271,606
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,400	3,446,094
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,258,938
5.25%, 8/1/40	1,200	1,338,042
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,181,532
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	2,035	2,337,507
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/45	2,300	2,554,942
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,012,648
Oregon City School District No. 62, OR:
5.00%, 6/15/42	1,750	1,915,194
5.00%, 6/15/45	705	753,993
Pasadena, CA, (Central Library), 5.00%, 9/1/51	2,980	3,135,160
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,095	923,527
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/41	5	5,389
Pitkin County School District No. 1 Aspen, CO:
5.50%, 12/1/46(3)	450	499,458
5.50%, 12/1/47(3)	550	604,437
5.50%, 12/1/48(3)	750	820,713
Renton School District No. 403, WA, 4.00%, 12/1/39	1,225	1,230,758
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/42	3,000	3,364,219
		$63,007,602
Health Care - Miscellaneous — 1.2%
Boys Town, NE, 5.00%, 7/1/46	$5,000	$5,150,468
		$5,150,468
Hospital — 7.2%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$1,965	$1,763,627
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.00%, 9/1/46	675	674,457
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,202,638
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,335,974
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,166,678
4.00%, 4/1/36	2,520	2,422,991
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,334,540

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$ 505,198
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,860	1,674,502
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	570	609,438
Green Bonds, 5.25%, 2/28/41	1,100	1,167,446
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,607,396
4.00%, 11/15/49	1,100	981,530
New York State Dormitory Authority, (Nysarc, Inc.), 4.125%, 7/1/46	1,055	1,010,284
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,152,736
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	960	916,067
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	3,855	3,704,917
		$30,230,419
Housing — 16.2%
Build NYC Resource Corp., NY, (Urban Resource Institute), 5.375%, 12/1/46	$500	$534,741
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, Social Bonds, 4.00%, 8/15/44	1,000	913,355
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,940	3,916,150
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,085	957,025
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,003,439
Denver City and County Housing Authority, CO, (4965 Washington Street), 5.00%, 12/1/45	1,250	1,265,614
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,947,515
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	4,980	4,975,603
FW Texas Street Public Facility Corp., TX, 5.00%, 5/1/38	2,500	2,630,553
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,037,358
4.00%, 5/15/34	1,145	1,152,853
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	826,924
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	200	201,984
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,004,705
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	1,925	1,911,521
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,590	1,543,951
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	$3,970	$ 3,786,680
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,562,403
4.35%, 7/1/50	550	519,763
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,058,303
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	550	545,178
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,495,116
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,029,777
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,190	3,228,162
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,818,454
Sustainable Development Bonds, 1.75%, 11/1/32	990	849,049
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,452
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,665,134
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	745	739,569
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,145	2,074,887
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	925	890,655
Social Bonds, 0.95%, 10/1/28	420	390,781
Social Bonds, 4.30%, 10/1/42	2,560	2,546,869
Social Bonds, 4.40%, 10/1/38	1,500	1,524,183
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,159,629
5.00%, 6/1/39	960	995,630
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	681,893
Santa Barbara Housing Authority, CA, (Heritage Ridge Special Needs), 4.00%, 12/1/38	1,905	1,856,906
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,015,112
5.00%, 6/1/27	500	503,968
Utah Housing Corp., 4.00%, 1/1/36	755	754,984
Vancouver Housing Authority, WA, (Battle Ground Portfolio), 4.625%, 2/1/44	1,200	1,175,527
Virginia Housing Development Authority, 4.10%, 10/1/27	2,930	2,931,922
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,020,534
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,490	1,475,654

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	$485	$ 485,249
		$ 68,570,714
Industrial Development Revenue — 2.0%
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 4.30%to 3/1/33 (Put Date), 3/1/56(2)	$3,000	$ 2,910,772
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	1,000	1,032,037
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,415	1,408,037
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,762,194
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,257,496
		$8,370,536
Insured - Education — 0.2%
Eastern Michigan University, (BAM), 5.00%, 3/1/45	$700	$731,714
		$731,714
Insured - Electric Utilities — 0.8%
Muscatine Power and Water, IA, Electric Revenue, (AG), 5.00%, 12/1/45	$450	$471,804
New York Power Authority:
(AG), Green Bonds, 5.25%, 11/15/41	1,500	1,679,443
(AG), Green Bonds, 5.25%, 11/15/42	1,000	1,114,055
		$3,265,302
Insured - General Obligations — 2.0%
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/48	$385	$416,289
Knox County Community Unit School District No. 202 Knoxville, IL:
(AG), 5.00%, 12/1/43	305	322,371
(AG), 5.00%, 12/1/45	365	379,362
Maricopa County Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/41	850	929,848
(BAM), 5.00%, 7/1/43	1,300	1,402,860
Mount Vernon, IL, (BAM), 5.00%, 12/15/40	805	840,986
Pontiac, MI, (BAM), 5.00%, 4/1/43	215	226,109
Sparta Area School District, WI, (AG), 3.00%, 3/1/40	1,300	1,110,165
Sterling, IL, (BAM), 5.00%, 11/1/41	1,160	1,260,491
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/36	75	81,526
(AMT), (BAM), 5.25%, 12/1/38	65	69,800
(AMT), (BAM), 5.25%, 12/1/40	385	407,932
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,077,628
		$8,525,367
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.4%
Rhode Island Health and Educational Building Corp., RI, (PRG-RI Properties LLC), (AG), 5.00%, 7/1/45	$1,500	$ 1,512,509
		$ 1,512,509
Insured - Solid Waste — 0.0%†
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$ 15,695
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	15,924
		$ 31,619
Insured - Special Tax Revenue — 0.3%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke Project):
(AG), 5.00%, 7/1/43	$450	$483,693
(AG), 5.00%, 7/1/47	475	494,405
Gilbert Community School District, IA, Infrastructure Sales Services and Use Tax Revenue, (AG), 4.375%, 6/1/43	420	420,196
		$1,398,294
Insured - Transportation — 0.1%
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/30	$215	$215,313
		$215,313
Insured - Water and Sewer — 3.6%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,319,660
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,191,466
(BAM), Green Bonds, 5.00%, 12/1/38	500	535,541
(BAM), Green Bonds, 5.00%, 12/1/39	305	325,342
(BAM), Green Bonds, 5.00%, 12/1/40	220	233,882
Chicago, IL, Wastewater Transmission Revenue, (AG), 5.00%, 1/1/39	1,000	1,064,468
Chicago, IL, Water Revenue, (AG), 5.00%, 11/1/38	1,000	1,067,047
Eagle River Water and Sanitation District, CO:
(AG), 4.00%, 12/1/52	1,670	1,458,311
(BAM), Green Bonds, 5.00%, 12/1/42	500	544,093
(BAM), Green Bonds, 5.00%, 12/1/43	400	433,404
(BAM), Green Bonds, 5.00%, 12/1/44	350	376,083
(BAM), Green Bonds, 5.00%, 12/1/45	700	746,609
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/42	825	867,105
Grand Prairie Water Commission, IL:
(BAM), 5.00%, 1/1/42	975	1,040,192
(BAM), 5.00%, 1/1/44	725	766,359
Montrose, CO, Sewer Utility Revenue, (BAM), 5.00%, 12/1/50	735	753,098
Stockton-East Water District, CA:
(BAM), Green Bonds, 5.00%, 3/1/43	315	340,042

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Stockton-East Water District, CA: (continued)
(BAM), Green Bonds, 5.00%, 3/1/44	$350	$ 374,395
(BAM), Green Bonds, 5.00%, 3/1/45	215	228,390
Wellborn Special Utility District, TX, (AG), 4.00%, 7/15/46	1,660	1,508,273
		$ 15,173,760
Lease Revenue/Certificates of Participation — 4.9%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$ 1,101,106
Battery Park City Authority, NY:
Sustainability Bonds, 5.00%, 11/1/45	730	788,469
Sustainability Bonds, 5.00%, 11/1/53	3,990	4,095,999
College of Western Idaho:
4.25%, 8/1/45	360	350,129
5.25%, 8/1/50	310	322,066
Columbus Multi School Building Corp., IN, 5.00%, 7/15/42	500	538,616
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,145	1,133,973
Duneland School Building Corp., IN, 3.00%, 1/15/42	2,000	1,615,909
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/42	1,150	1,221,380
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	400	400,112
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,319,004
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,465	1,481,651
Vail, CO, Certificates of Participation, 5.25%, 12/1/50	1,250	1,299,961
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,330	3,536,872
Westfield High School Building Corp., IN, 5.00%, 7/15/38	1,490	1,624,329
		$20,829,576
Other Revenue — 5.9%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$4,300	$4,464,508
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	5,070	5,179,537
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,570,299
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,752,108
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,336,604
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,201,903
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,370,912
Green Bonds, 5.00%, 9/1/36	1,445	1,505,475
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,005,503
4.45%, 11/1/36	1,000	1,010,277
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Massachusetts Development Finance Agency, (Seven Hills Foundation and Affiliates Issue), 6.00%, 9/1/50	$500	$ 540,236
		$ 24,937,362
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.25%, 10/1/45	$2,240	$ 2,317,720
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	1,500	1,490,822
		$ 3,808,542
Solid Waste — 0.3%
Ecomaine, ME, Green Bonds, (AMT), 5.25%, 10/15/44	$1,375	$ 1,427,264
		$1,427,264
Special Tax Revenue — 3.8%
Lawton Industrial Development Authority, OK, 5.00%, 7/1/44	$300	$313,598
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	1,000	1,026,600
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,669,495
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,011,210
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,817,899
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,260,976
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,327,067
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	994,378
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	615	576,474
		$15,997,697
Transportation — 4.8%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	$1,500	$1,620,582
Atlanta, GA, Department of Aviation:
Green Bonds, (AMT), 5.25%, 7/1/41	1,000	1,089,796
Green Bonds, (AMT), 5.25%, 7/1/42	1,500	1,625,538
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,893,042
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,476,519
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,029,527
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,822,191

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	$1,250	$ 1,354,069
Green Bonds, (AMT), 5.25%, 7/1/45	5,860	6,177,927
		$ 20,089,191
Water and Sewer — 4.3%
Allegheny County Sanitary Authority, PA, 4.125%, 12/1/42	$555	$ 556,790
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	1,750	1,696,362
District of Columbia Water and Sewer Authority:
Green Bonds, 5.00%, 10/1/41	1,000	1,100,607
Green Bonds, 5.00%, 10/1/42	1,290	1,409,705
Green Bonds, 5.00%, 10/1/43	2,500	2,714,188
Florence, SC, Combined Waterworks and Sewerage System Revenue, 4.00%, 9/1/55	1,725	1,531,360
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,047,165
Honolulu City and County, HI, Wastewater System Revenue:
Green Bonds, 5.25%, 7/1/46	460	500,132
Green Bonds, 5.25%, 7/1/47	405	436,729
Green Bonds, 5.25%, 7/1/50	500	532,476
Green Bonds, 5.25%, 7/1/55	475	500,625
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,420	1,535,424
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	759,052
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	990	1,031,532
Oklahoma Water Resources Board, (Clean Water Program), 5.00%, 4/1/41	620	679,114
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,325	2,124,887
		$18,156,148
Total Tax-Exempt Municipal Obligations (identified cost $361,380,981)		$361,061,153

Taxable Municipal Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
Education — 0.7%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.99%, 4/1/26	$550	$ 550,000
2.19%, 4/1/27	600	578,381
2.38%, 4/1/28	1,190	1,105,696
2.50%, 4/1/29	820	735,638
		$ 2,969,715
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.1%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 2.52%, 11/1/28(2)	$1,205	$ 1,143,620
Connecticut Green Bank:
Green Bonds, 4.375%, 11/15/32	1,536	1,534,209
Green Bonds, 4.60%, 11/15/35	568	564,166
Green Bonds, 4.65%, 11/15/36	745	737,492
Green Bonds, 4.70%, 11/15/37	640	634,016
		$ 4,613,503
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$740,230
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	376,041
1.802%, 8/1/31	400	354,376
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,011,364
Tustin Unified School District, CA, 1.554%, 8/1/29	535	494,419
		$4,976,430
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$566,692
		$566,692
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$460,584
		$460,584
Insured - Housing — 0.1%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 2.005%, 7/1/27	$185	$178,855
(AG), 2.429%, 7/1/29	275	254,550
(AG), 2.679%, 7/1/31	40	35,534
		$468,939
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$513,273
Green Bonds, 5.298%, 3/1/32	500	515,091
Green Bonds, 5.398%, 3/1/33	500	517,515
		$1,545,879
Other Revenue — 0.3%
Arizona Industrial Development Authority, (Reinvestment Fund, Inc.), 5.259%, 10/1/33	$1,420	$1,444,209
		$1,444,209

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.361%, 6/1/26	$2,000	$ 1,994,606
		$ 1,994,606
Total Taxable Municipal Obligations (identified cost $19,449,700)		$ 19,040,557

Short-Term Investments — 3.5%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(4)	14,868,044	$ 14,869,531
Total Short-Term Investments (identified cost $14,869,521)		$ 14,869,531
Total Investments — 98.9% (identified cost $418,346,918)		$417,419,380
Other Assets, Less Liabilities — 1.1%		$ 4,812,126
Net Assets — 100.0%		$422,231,506

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $10,401,069 or 2.5% of the Fund's net assets.
(3)	When-issued security.
(4)	The rate shown is the annualized seven-day yield as of March 31, 2026.

At March 31, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California16.1%
Others, representing less than 10% individually77.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 4.2% of total investments.

Abbreviations:
AG	– Assured Guaranty Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

The Fund did not have any open derivative instruments at March 31, 2026.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Responsible Municipal Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,190,261	$ —	$9,190,261
Tax-Exempt Mortgage-Backed Securities	—	13,257,878	—	13,257,878
Tax-Exempt Municipal Obligations	—	361,061,153	—	361,061,153
Taxable Municipal Obligations	—	19,040,557	—	19,040,557
Short-Term Investments	—	14,869,531	—	14,869,531
Total Investments	$ —	$417,419,380	$ —	$417,419,380
Investment Valuation — Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.